Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Stock price volatility		17.00%	23.00%
Bond yield	6.01%	2.83%
Change in fair value of derivatives	$ (400)
Notional amount of derivative liabilities	$ 17,500
Percentage of revenue and expenses incurred in Canadian currency	21.70%
Loss on translation	$ 136	$ (424)
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	200
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	119,500
Interest Rate Swap
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	100
Notional amount of derivative liabilities	50,000
Interest rate swap liability	300
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	100
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss on translation	100
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 85,400
Change in interest expense in cash flow	1.00%
Change in cash flows resulting from change in interest rates	$ 500
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	50,400
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Two common share liability was based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS)
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation.